JPMorgan Government Bond Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 35.2%
U.S. Treasury Bonds
5.25%, 11/15/2028	20,000	20,791
1.88%, 2/15/2041	14,500	9,652
2.00%, 11/15/2041	27,000	18,089
3.88%, 2/15/2043	15,000	13,380
3.88%, 5/15/2043	10,000	8,913
3.75%, 11/15/2043	90,300	78,822
3.00%, 5/15/2045	31,000	23,753
2.75%, 11/15/2047	35,000	25,185
2.00%, 2/15/2050	35,000	21,156
1.25%, 5/15/2050	10,000	4,911
U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	36,318	30,799
U.S. Treasury Notes
2.50%, 4/30/2024	35,000	34,586
0.38%, 8/15/2024	10,000	9,662
2.25%, 11/15/2024	35,000	34,029
1.13%, 2/28/2025	25,000	23,820
0.50%, 3/31/2025	50,000	47,109
0.38%, 4/30/2025	40,000	37,505
3.88%, 4/30/2025	10,000	9,851
2.00%, 8/15/2025	20,000	19,082
1.63%, 2/15/2026	20,000	18,752
3.63%, 5/15/2026	10,000	9,786
2.25%, 2/15/2027	35,000	32,739
0.63%, 3/31/2027	30,000	26,499
2.25%, 8/15/2027	30,000	27,813
1.25%, 4/30/2028	11,120	9,744
3.50%, 4/30/2028	5,000	4,832
4.00%, 6/30/2028	25,000	24,661
3.50%, 4/30/2030	5,000	4,757
3.50%, 2/15/2033	20,000	18,691
Total U.S. Treasury Obligations (Cost $736,258)		649,369
Mortgage-Backed Securities — 26.5%
FHLMC Gold Pools, 20 Year Pool # C90830, 4.50%, 5/1/2024	3	3
FHLMC Gold Pools, 30 Year
Pool # C80091, 6.50%, 1/1/2024	—	—
Pool # G00229, 8.50%, 5/1/2024	—	—
Pool # C00354, 8.50%, 7/1/2024	1	1
Pool # C00376, 8.00%, 11/1/2024	1	1
Pool # C00414, 7.50%, 8/1/2025	1	1
Pool # D63303, 7.00%, 9/1/2025	1	1
Pool # G00981, 8.50%, 7/1/2028	3	4
Pool # C00742, 6.50%, 4/1/2029	32	33
Pool # C00785, 6.50%, 6/1/2029	11	12
Pool # C47318, 7.00%, 9/1/2029	169	174
Pool # C01292, 6.00%, 2/1/2032	15	16

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # A16155, 5.50%, 11/1/2033	47	47
Pool # C03589, 4.50%, 10/1/2040	298	288
Pool # Q41177, 3.50%, 6/1/2046	11,556	10,425
Pool # G61334, 4.00%, 3/1/2047	2,410	2,257
Pool # Q54902, 4.00%, 3/1/2048	2,677	2,486
Pool # Q54950, 4.00%, 3/1/2048	3,569	3,339
Pool # Q59727, 4.00%, 11/1/2048	4,018	3,731
FHLMC UMBS, 30 Year
Pool # ZT1593, 3.50%, 1/1/2049	954	854
Pool # RA2484, 3.00%, 6/1/2050	4,365	3,735
Pool # RA2904, 3.00%, 6/1/2050	7,120	6,083
Pool # RA2970, 2.50%, 7/1/2050	8,127	6,616
Pool # QB2020, 2.50%, 8/1/2050	5,836	4,780
Pool # RA5576, 2.50%, 7/1/2051	5,275	4,319
Pool # QC6209, 2.50%, 8/1/2051	5,130	4,187
Pool # QC7451, 2.00%, 9/1/2051	12,191	9,500
Pool # RA7683, 5.00%, 7/1/2052	7,142	6,885
Pool # RA7937, 5.00%, 9/1/2052	14,159	13,650
FNMA
Pool # 620061, ARM, 5.46%, 11/1/2027 (a)	5	5
Pool # 89406, ARM, 3.55%, 6/1/2029 (a)	3	3
FNMA UMBS, 15 Year
Pool # MA0512, 4.00%, 9/1/2025	91	91
Pool # FM4449, 3.00%, 12/1/2034	6,958	6,627
Pool # CA7114, 2.50%, 9/1/2035	14,393	13,102
FNMA UMBS, 30 Year
Pool # 190257, 7.00%, 2/1/2024	—	—
Pool # 250575, 6.50%, 6/1/2026	4	4
Pool # 483802, 5.50%, 2/1/2029	62	62
Pool # 524949, 7.50%, 3/1/2030	6	6
Pool # 545639, 6.50%, 4/1/2032	69	71
Pool # 702435, 5.50%, 5/1/2033	431	438
Pool # 709441, 5.50%, 7/1/2033	126	128
Pool # 730711, 5.50%, 8/1/2033	198	201
Pool # 743127, 5.50%, 10/1/2033	188	191
Pool # 747628, 5.00%, 11/1/2033	368	369
Pool # 753662, 5.50%, 12/1/2033	243	247
Pool # 755615, 5.50%, 1/1/2034	271	275
Pool # 811755, 7.00%, 3/1/2035	661	690
Pool # 845834, 5.50%, 10/1/2035	141	142
Pool # 888201, 5.50%, 2/1/2036	70	71
Pool # 831409, 5.50%, 4/1/2036	345	350
Pool # 867420, 5.50%, 5/1/2036	188	191
Pool # 745802, 6.00%, 7/1/2036	357	368
Pool # 969708, 4.50%, 3/1/2038	35	34
Pool # AE1216, 3.50%, 1/1/2041	769	703
Pool # AE1260, 3.50%, 8/1/2041	484	435
Pool # AB5378, 3.50%, 5/1/2042	1,936	1,768

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AO6710, 4.00%, 6/1/2042	2,050	1,922
Pool # AR5147, 3.00%, 3/1/2043	1,861	1,633
Pool # AT8192, 4.00%, 6/1/2043	1,286	1,204
Pool # AS1112, 4.00%, 11/1/2043	3,383	3,169
Pool # BM1109, 4.00%, 10/1/2044	2,371	2,224
Pool # AS4073, 4.00%, 12/1/2044	1,499	1,399
Pool # AL8660, 4.00%, 6/1/2045	3,560	3,332
Pool # AS5648, 3.50%, 7/1/2045	1,922	1,732
Pool # AS6208, 3.50%, 10/1/2045	865	791
Pool # AS6344, 3.50%, 12/1/2045	2,099	1,894
Pool # BM5560, 4.00%, 1/1/2046	6,748	6,319
Pool # AL8030, 4.00%, 2/1/2046	2,281	2,124
Pool # AX5520, 3.00%, 5/1/2046	914	792
Pool # AX5546, 3.00%, 9/1/2046	1,223	1,068
Pool # AX5547, 3.50%, 9/1/2046	1,568	1,410
Pool # BM3744, 4.00%, 3/1/2047	6,875	6,419
Pool # BM1049, 4.00%, 4/1/2047	6,364	5,914
Pool # CA0411, 4.00%, 9/1/2047	4,618	4,313
Pool # CA0861, 3.50%, 11/1/2047	3,566	3,192
Pool # BJ1666, 4.00%, 12/1/2047	3,586	3,342
Pool # BM3477, 4.00%, 1/1/2048	3,291	3,058
Pool # CA1006, 4.00%, 1/1/2048	4,198	3,902
Pool # CA1361, 3.50%, 2/1/2048	3,059	2,739
Pool # BD9074, 3.50%, 3/1/2048	1,144	1,025
Pool # BJ4640, 4.00%, 3/1/2048	1,486	1,384
Pool # BD9078, 4.00%, 4/1/2048	2,061	1,911
Pool # BD9077, 3.50%, 5/1/2048	243	218
Pool # BD9083, 4.00%, 7/1/2048	2,290	2,126
Pool # CA2489, 4.50%, 10/1/2048	1,031	970
Pool # BN7416, 3.50%, 9/1/2049	2,244	2,006
Pool # BO1418, 3.50%, 9/1/2049	2,509	2,239
Pool # BO1427, 3.50%, 9/1/2049	2,264	2,020
Pool # CA4431, 3.50%, 10/1/2049	3,544	3,164
Pool # MA3803, 3.50%, 10/1/2049	1,717	1,533
Pool # FM2014, 3.00%, 11/1/2049	7,377	6,337
Pool # BN0803, 3.50%, 12/1/2049	935	836
Pool # MA3872, 3.50%, 12/1/2049	1,693	1,511
Pool # BN0807, 3.50%, 1/1/2050	731	653
Pool # FM2437, 3.00%, 2/1/2050	9,455	8,121
Pool # CA6144, 2.50%, 6/1/2050	12,560	10,239
Pool # BP7345, 3.00%, 6/1/2050	11,696	9,972
Pool # CA6322, 2.50%, 7/1/2050	9,966	8,124
Pool # CA6361, 2.50%, 7/1/2050	5,625	4,644
Pool # BQ1645, 2.50%, 8/1/2050	6,597	5,408
Pool # BQ1911, 2.00%, 10/1/2050	4,209	3,324
Pool # BQ2999, 2.50%, 10/1/2050	6,755	5,513
Pool # BQ6118, 2.50%, 10/1/2050	7,225	5,880
Pool # FM8787, 2.50%, 10/1/2051	16,538	13,504

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB5131, 5.00%, 11/1/2052	13,613	13,117
Pool # FS3421, 5.00%, 12/1/2052	6,695	6,455
Pool # FS5027, 4.00%, 2/1/2053	4,833	4,393
Pool # BU4029, 5.00%, 6/1/2053	13,882	13,367
FNMA, Other
Pool # AN0571, 3.10%, 1/1/2026	6,500	6,238
Pool # AM7199, 3.30%, 11/1/2026	2,897	2,764
Pool # FN0040, 3.02%, 6/1/2027 (a)	2,058	1,936
Pool # AN6800, 2.97%, 9/1/2027	3,275	3,052
Pool # AN6825, 2.80%, 10/1/2027	3,855	3,565
Pool # AN9486, 3.57%, 6/1/2028	12,375	11,632
Pool # 405220, 6.00%, 9/1/2028	2	2
Pool # AN3908, 3.12%, 1/1/2029	7,711	7,121
Pool # BL1950, 3.47%, 3/1/2029	12,718	11,858
Pool # AN8493, 3.30%, 2/1/2030	4,605	4,161
Pool # BM5425, 3.15%, 3/1/2030 (a)	2,017	1,826
Pool # BL9023, 1.22%, 11/1/2030	20,475	16,289
Pool # BL4576, 2.70%, 10/1/2031	15,000	12,748
Pool # AN8412, 3.39%, 2/1/2033	4,307	3,854
Pool # AN8464, 3.33%, 3/1/2033	6,195	5,521
Pool # BS3202, 1.94%, 9/1/2033	4,785	3,769
Pool # BL2944, 3.19%, 7/1/2034	1,700	1,439
Pool # BL3288, 2.52%, 9/1/2034	12,000	9,684
Pool # BL4331, 2.41%, 10/1/2034	15,423	12,382
Pool # BS2718, 1.95%, 8/1/2036	10,027	7,512
Pool # BL4215, 2.56%, 9/1/2036	6,876	5,358
Pool # BL7125, 2.04%, 6/1/2037	8,150	5,874
Pool # BF0617, 2.50%, 3/1/2062	5,400	4,230
GNMA I, 30 Year
Pool # 365740, 6.50%, 12/15/2023	—	—
Pool # 354747, 6.50%, 2/15/2024	—	—
Pool # 362341, 6.50%, 2/15/2024	—	—
Pool # 370338, 6.50%, 2/15/2024	—	—
Pool # 391552, 7.00%, 3/15/2024	3	3
Pool # 401860, 7.50%, 6/15/2025	—	—
Pool # 377557, 8.00%, 7/15/2025	1	1
Pool # 472679, 7.00%, 6/15/2028	—	—
Pool # 784010, 4.00%, 3/15/2045	369	346
Pool # 626938, 4.00%, 4/15/2045	202	188
Pool # 784041, 4.00%, 8/15/2045	2,519	2,358
Pool # 784208, 4.00%, 7/15/2046	3,522	3,287
Pool # 784897, 2.50%, 10/15/2049	8,377	7,098
Pool # BU5359, 3.00%, 4/15/2050	10,043	8,707
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	2	2
Pool # 2344, 8.00%, 12/20/2026	5	5

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 2512, 8.00%, 11/20/2027	15	16
Pool # CH2211, 3.50%, 9/20/2051	11,351	10,006
Total Mortgage-Backed Securities (Cost $568,739)		488,718
Collateralized Mortgage Obligations — 19.8%
FHLMC, REMIC
Series 1633, Class Z, 6.50%, 12/15/2023	—	—
Series 1694, Class PK, 6.50%, 3/15/2024	1	1
Series 3798, Class AY, 3.50%, 1/15/2026	415	406
Series 3809, Class BC, 3.50%, 2/15/2026	354	346
Series 3188, Class GE, 6.00%, 7/15/2026	187	186
Series 3926, Class MW, 4.50%, 9/15/2026	1,115	1,097
Series 1999, Class PU, 7.00%, 10/15/2027	11	11
Series 2031, Class PG, 7.00%, 2/15/2028	31	31
Series 2035, Class PC, 6.95%, 3/15/2028	92	93
Series 2064, Class PD, 6.50%, 6/15/2028	63	64
Series 2095, Class PE, 6.00%, 11/15/2028	49	48
Series 4314, Class DY, 3.50%, 3/15/2029	1,273	1,213
Series 4336, Class YB, 3.00%, 5/15/2029	1,816	1,752
Series 2152, Class BD, 6.50%, 5/15/2029	19	19
Series 2162, Class TH, 6.00%, 6/15/2029	114	114
Series 3737, Class DG, 5.00%, 10/15/2030	252	249
Series 3981, Class PA, 3.00%, 4/15/2031	1,313	1,284
Series 2367, Class ME, 6.50%, 10/15/2031	124	126
Series 2647, Class A, 3.25%, 4/15/2032	40	38
Series 2480, Class EJ, 6.00%, 8/15/2032	153	153
Series 4156, Class SB, IF, 4.91%, 1/15/2033 (a)	604	485
Series 4170, Class TS, IF, 5.17%, 2/15/2033 (a)	3,868	2,779
Series 4186, Class JE, 2.00%, 3/15/2033	5,367	4,923
Series 4188, Class JG, 2.00%, 4/15/2033	3,401	3,117
Series 4206, Class DA, 2.00%, 5/15/2033	2,541	2,333
Series 2611, Class QZ, 5.00%, 5/15/2033	1,060	1,033
Series 2882, Class QD, 4.50%, 7/15/2034	23	23
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	5,569
Series 2915, Class MU, 5.00%, 1/15/2035	858	852
Series 5000, Class CB, 1.25%, 1/25/2035	4,362	3,749
Series 4448, Class DY, 3.00%, 3/15/2035	5,542	4,994
Series 4458, Class BW, 3.00%, 4/15/2035	8,487	7,834
Series 3085, Class VS, IF, 6.97%, 12/15/2035 (a)	143	152
Series 3181, Class OP, PO, 7/15/2036	545	448
Series 4867, Class WF, 5.09%, 4/15/2037 (a)	3,841	3,760
Series 3413, Class B, 5.50%, 4/15/2037	222	218
Series 3325, Class JL, 5.50%, 6/15/2037	1,298	1,298
Series 3341, Class PE, 6.00%, 7/15/2037	913	931
Series 4365, Class HZ, 3.00%, 1/15/2040	3,262	2,943
Series 3699, Class QH, 5.50%, 7/15/2040	689	684
Series 3772, Class PE, 4.50%, 12/15/2040	3,277	3,172
Series 4047, Class PB, 3.50%, 1/15/2041	1,833	1,780

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3927, Class PC, 4.50%, 9/15/2041	3,970	3,811
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	4,005
Series 4039, Class SA, IF, IO, 1.06%, 5/15/2042 (a)	2,598	241
Series 4061, Class LB, 3.50%, 6/15/2042	3,570	2,852
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	5,667
Series 4091, Class BQ, 2.00%, 8/15/2042	5,000	4,086
Series 4091, Class PB, 2.00%, 8/15/2042	3,673	2,799
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	2,516
Series 4394, Class PL, 3.50%, 10/15/2044	5,000	4,301
Series 4594, Class GN, 2.50%, 2/15/2045	1,770	1,571
Series 4606, Class KP, 2.50%, 7/15/2046	10,542	8,902
Series 4748, Class HE, 3.00%, 1/15/2048	6,567	5,478
Series 4974, Class PH, 1.50%, 6/25/2048	1,270	982
Series 4933, Class PA, 2.50%, 10/25/2049	6,002	4,893
Series 4925, Class PA, 3.00%, 10/25/2049	9,071	7,909
Series 5072, Class QC, 1.00%, 10/25/2050	7,555	5,571
Series 5190, Class PH, 2.50%, 2/25/2052	6,445	5,649
FHLMC, STRIPS
Series 264, Class 30, 3.00%, 7/15/2042	3,131	2,794
Series 267, Class 30, 3.00%, 8/15/2042	1,832	1,630
Series 406, PO, 10/25/2053	9,807	7,363
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	954	959
Series T-56, Class A, PO, 5/25/2043	605	459
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	842	829
FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	128	129
FNMA, REMIC
Series 1994-51, Class PV, 6.00%, 3/25/2024	8	8
Series 1994-37, Class L, 6.50%, 3/25/2024	2	2
Series 2010-117, Class DY, 4.50%, 10/25/2025	1,117	1,102
Series 2010-155, Class B, 3.50%, 1/25/2026	668	652
Series 1998-58, Class PC, 6.50%, 10/25/2028	134	134
Series 2000-8, Class Z, 7.50%, 2/20/2030	58	61
Series 2002-92, Class FB, 6.09%, 4/25/2030 (a)	148	148
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	91	10
Series 2003-67, Class SA, IF, 10.12%, 10/25/2031 (a)	20	21
Series 2011-145, Class PB, 3.50%, 1/25/2032	7,686	7,304
Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750	5,330
Series 2013-50, Class YO, PO, 1/25/2033	1,893	1,487
Series 2003-21, Class PZ, 4.50%, 3/25/2033	708	674
Series 2013-106, Class PY, 3.00%, 10/25/2033	3,872	3,601
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,373
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	2,514
Series 2004-46, Class QD, IF, 2.23%, 3/25/2034 (a)	93	87
Series 2004-54, Class FL, 5.84%, 7/25/2034 (a)	285	283
Series 2015-11, Class AQ, 3.00%, 3/25/2035	5,151	4,702
Series 2005-22, Class EH, 5.00%, 4/25/2035	1,419	1,393
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	3,652

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,096
Series 2006-3, Class SB, IF, IO, 1.26%, 7/25/2035 (a)	327	4
Series 2015-51, Class LY, 3.00%, 7/25/2035	3,317	3,059
Series 2005-58, Class EP, 5.50%, 7/25/2035	115	115
Series 2015-59, Class EB, 3.00%, 8/25/2035	5,195	4,782
Series 2005-83, Class LA, 5.50%, 10/25/2035	197	197
Series 2015-65, Class LD, 3.50%, 1/25/2036	7,057	6,451
Series 2005-116, Class PC, 6.00%, 1/25/2036	776	775
Series 2006-51, Class FP, 5.79%, 3/25/2036 (a)	968	960
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,039
Series 2006-81, Class FA, 5.79%, 9/25/2036 (a)	17	17
Series 2006-110, PO, 11/25/2036	188	156
Series 2007-76, Class PE, 6.00%, 8/25/2037	542	553
Series 2010-47, Class MB, 5.00%, 9/25/2039	1,324	1,303
Series 2010-68, Class EP, 4.50%, 12/25/2039	18	18
Series 2010-11, Class CB, 4.50%, 2/25/2040	89	85
Series 2010-4, Class SL, IF, 10.08%, 2/25/2040 (a)	46	34
Series 2012-115, Class ME, 1.75%, 3/25/2042	1,703	1,528
Series 2012-60, Class EP, 3.00%, 4/25/2042	776	710
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	4,757
Series 2012-141, Class PB, 2.50%, 12/25/2042	3,305	2,516
Series 2012-139, Class JA, 3.50%, 12/25/2042	2,722	2,469
Series 2013-128, Class AO, PO, 12/25/2043	4,251	3,241
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897	10,393
Series 2016-45, Class PC, 3.00%, 9/25/2045	5,354	4,752
Series 2016-38, Class NA, 3.00%, 1/25/2046	6,214	5,522
Series 2019-71, Class CA, 2.50%, 7/25/2046	11,538	10,245
Series 2019-38, Class PC, 3.00%, 2/25/2048	5,446	4,907
Series 2019-65, Class PA, 2.50%, 5/25/2048	6,231	5,456
Series 2019-34, Class WA, 3.50%, 8/25/2048	5,761	5,405
Series 2019-42, Class KA, 3.00%, 7/25/2049	9,587	8,364
Series 2019-81, Class JA, 2.50%, 9/25/2049	9,797	8,133
Series 2019-77, Class ZL, 3.00%, 1/25/2050	20,857	17,750
Series 2020-12, Class JC, 2.00%, 3/25/2050	19,563	15,520
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	32	32
Series 2002-W7, Class A4, 6.00%, 6/25/2029	428	412
Series 2003-W1, Class 1A1, 4.80%, 12/25/2042 (a)	273	256
Series 2003-W1, Class 2A, 5.23%, 12/25/2042 (a)	156	148
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	874	887
Series 2009-W1, Class A, 6.00%, 12/25/2049	238	236
FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	11	11
FNMA, STRIPS Series 278, Class 1, 4.20%, 8/25/2025 (a)	11	11
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	827	821
Series 2008-15, Class NB, 4.50%, 2/20/2038	196	193
Series 2008-40, Class SA, IF, IO, 0.96%, 5/16/2038 (a)	1,130	60
Series 2009-42, Class TX, 4.50%, 6/20/2039	3,135	3,064

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-69, Class WM, 5.50%, 8/20/2039	840	827
Series 2011-29, Class Z, 5.00%, 5/20/2040	12,788	12,437
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,027
Series 2019-123, Class MA, 3.00%, 10/20/2049	10,715	9,171
Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058	1,470	1,324
Series 2020-1, Class M55G, 3.00%, 8/25/2059	13,069	11,341
Total Collateralized Mortgage Obligations (Cost $415,465)		364,812
Commercial Mortgage-Backed Securities — 9.7%
FHLMC Series K753, Class A2, 4.40%, 10/25/2030	7,805	7,542
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K067, Class A2, 3.19%, 7/25/2027	6,558	6,193
Series K087, Class A1, 3.59%, 10/25/2027	4,311	4,170
Series W5FX, Class AFX, 3.34%, 4/25/2028 (a)	3,436	3,198
Series K078, Class A2, 3.85%, 6/25/2028	5,779	5,548
Series K088, Class A2, 3.69%, 1/25/2029	8,700	8,247
Series K158, Class A1, 3.90%, 7/25/2030	8,466	8,151
Series K-1511, Class A1, 3.28%, 10/25/2030	8,831	8,263
Series K149, Class A2, 3.53%, 8/25/2032	6,000	5,390
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	8,669
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	8,280
Series Q007, Class APT2, 3.46%, 10/25/2047 (a)	2,057	2,011
Series Q013, Class APT2, 1.17%, 5/25/2050 (a)	9,756	8,704
FNMA ACES
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (a)	4,458	4,163
Series 2017-M4, Class A2, 2.64%, 12/25/2026 (a)	4,319	4,049
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (a)	3,656	3,451
Series 2018-M4, Class A2, 3.17%, 3/25/2028 (a)	11,402	10,667
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (a)	8,995	8,479
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (a)	9,248	8,765
Series 2019-M5, Class A2, 3.27%, 2/25/2029	8,507	7,881
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (a)	4,800	4,395
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (a)	6,000	5,739
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	4,520
Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,911	13,338
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	11,260
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	8,114	7,126
Total Commercial Mortgage-Backed Securities (Cost $202,211)		178,199
U.S. Government Agency Securities — 3.3%
FFCB Funding Corp.
5.75%, 5/11/2026	10,000	10,261
3.33%, 4/28/2037	15,000	12,567
FNMA 6.25%, 5/15/2029	10,000	10,861
Resolution Funding Corp. STRIPS
DN, 24.97%, 4/15/2028 (b)	15,000	12,269

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
DN, 6.54%, 1/15/2030 (b)	15,700	11,718
DN, 23.99%, 4/15/2030 (b)	5,000	3,668
Total U.S. Government Agency Securities (Cost $64,297)		61,344
Asset-Backed Securities — 1.4%
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027(Cost $28,864)	28,796	26,752
	SHARES (000)
Short-Term Investments — 4.0%
Investment Companies — 4.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.20% (c) (d) (Cost $73,040)	73,040	73,040
Total Investments — 99.9% (Cost $2,088,874)		1,842,234
Other Assets Less Liabilities — 0.1%		2,334
NET ASSETS — 100.0%		1,844,568

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2023.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(b)	The rate shown is the effective yield as of November 30, 2023.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of November 30, 2023.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$26,752	$—	$26,752
Collateralized Mortgage Obligations	—	364,812	—	364,812
Commercial Mortgage-Backed Securities	—	178,199	—	178,199
Mortgage-Backed Securities	—	488,718	—	488,718
U.S. Government Agency Securities	—	61,344	—	61,344
U.S. Treasury Obligations	—	649,369	—	649,369

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$73,040	$—	$—	$73,040
Total Investments in Securities	$73,040	$1,769,194	$—	$1,842,234
There were no significant transfers into or out of level 3 for the period ended November 30, 2023.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.20% (a) (b)	$123,090	$294,941	$344,991	$—	$—	$73,040	73,040	$2,818	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.